LIQUIDITY - Vallon - 10-K	9 Months Ended
Sep. 30, 2023
Class of Stock [Line Items]
LIQUIDITY	LIQUIDITY
These financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated any significant revenues from operations since inception and does not expect to do so in the foreseeable future. The Company has incurred operating losses since its inception in 2009 and as a result has incurred $29,529 in accumulated deficit through September 30, 2023. The Company has financed its working capital requirements to date through the issuance of equity and debt securities. As of September 30, 2023, the Company had cash of approximately $3,488.
In connection with signing the Merger Agreement, Vallon, Private GRI and the Investor entered the Equity SPA pursuant to which the Investor agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes in return for the issuance of shares of Private GRI common stock immediately prior to the consummation of the Merger. Pursuant to the Equity SPA, immediately prior to the Closing, Private GRI issued 6,787,219 shares of Private GRI common stock (the Initial Shares) to the Investor and 27,148,877 shares of Private GRI common stock (the Additional Shares) into escrow with an escrow agent for net proceeds of $11,704, after deducting offering expenses of $546.
At the closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 253,842 shares of the Company’s common stock and the Additional Shares converted into an aggregate of 1,015,368 shares of the Company’s common stock. On May 8, 2023, in accordance with the terms of the Equity SPA, the Company and the Investor authorized the escrow agent to, subject to beneficial ownership limitations, disburse to the Investor all of the shares of the Company’s common stock issued in exchange for the Additional Shares.
Based on the Company’s current operating plan, the Company believes that its existing cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements into the first quarter of 2024.
The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund its business activities, including its research and development program. The Series T Warrants issued in connection with the Merger are not presently subject to forced exercise by the Company as the equity conditions for their forced exercise, which include (among other things) a requirement that shares of the Company’s common stock have a value weighted average price of at least $9.21 per share for the periods specified in the Series T Warrants, are not met. The Company intends to raise capital through additional issuances of equity securities and/or short-term or long-term debt arrangements, but there can be no assurances any such financing will be available when needed, even if the Company’s research and development efforts are successful. If the Company is not able to obtain additional financing on acceptable terms and in the amounts necessary to fully fund its future operating requirements, it may be forced to reduce or discontinue its operations entirely. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

Vallon Pharmaceuticals, Inc.
Class of Stock [Line Items]
LIQUIDITY	LIQUIDITY
These financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company has not generated any significant revenues from operations since inception, and does not expect to do so in the foreseeable future. The Company has incurred operating losses since inception and has incurred $28,926 in accumulated deficit through December 31, 2022. The Company has financed its working capital requirements to date through the issuance of common stock, convertible notes, short-term promissory notes, and a Paycheck Protection Program (PPP) note.
In January 2021, the Company completed a $350 convertible note financing and in February 2021 the Company closed on its initial public offering (IPO) raising net proceeds of approximately $15,500.
On May 17, 2022, the Company entered into a Securities Purchase Agreement with certain investors (the Securities Purchase Agreement) for the sale of up to 3,700,000 shares of the Company’s common stock, par value $0.0001 per share (the Shares), at a purchase price of $1.0632 per Share in a registered direct offering (the Offering). In a concurrent private placement also pursuant to the Securities Purchase Agreement (the Private Placement), for each Share of common stock purchased by an investor, such investor was entitled receive from the Company an unregistered warrant (the Warrant and, together with the Shares, the Securities) to purchase one Share of common stock. The gross proceeds from the Offering and Private Placement were approximately $3,900, before deducting fees payable to the placement agent and other estimated offering expenses payable by the Company of approximately $572, of which $85 related to the warrants was expensed.
As of December 31, 2022, the Company had cash and cash equivalents of approximately $3,781.
Although the Company has entered into the Merger Agreement and intends to consummate the transaction, there is no assurance that the Company will be able to successfully consummate the proposed merger on a timely basis, or at all. If, for any reason, the Merger is not completed, the Company will reconsider its strategic alternatives and could pursue one or more of the following courses of action:
•Dissolve and liquidate its assets. If, for any reason, the merger is not consummated and the Company is unable to identify and complete an alternative strategic transaction like a merger or potential collaborative, partnering or other strategic arrangements for its assets, or continue to operate its business due to the inability to raise additional funding, the Company may be required to dissolve and liquidate our assets. In such case, there can be no assurances as to the amount or timing of available cash left to distribute to its stockholders, if any, after paying its debts and other obligations and setting aside funds for reserves.
• Pursue potential collaborative, partnering or other strategic arrangements for its assets, including a sale or other divestiture.
•Continue to operate its business. Although presently not anticipated, the Company could elect to continue to operate its business and pursue licensing or partnering transactions. Based on its prior assessment, this would require a significant amount of time, financial resources, human capital and is would be subject to all the risk and uncertainties involved in the development of product candidates. In such instance, there is no assurance that the Company could raise sufficient capital to support these efforts, that its development efforts would be successful or that the Company could successfully obtain the regulatory approvals required to market any product candidate we pursued.
• Pursue another strategic transaction like the proposed merger.
The Company’s ability to continue as a going concern is dependent on raising capital from the sale of our common stock and/or obtaining debt financing. The Company’s future capital requirements are difficult to forecast and will depend on many factors, including but not limited to the closing of the Merger or the terms and timing of any other strategic alternatives including a merger or business combination, asset acquisitions or sales, collaborations or licensing arrangements. The Company’s ability to remain a going concern is wholly dependent upon its ability to continue to obtain sufficient capital to fund its operations.
If the Company raises additional funds by issuing equity securities, its stockholders may experience dilution. Any future debt financing may impose upon it covenants that restrict our operations, including limitations on its ability to incur liens or additional debt, pay dividends, repurchase its common stock, make certain investments and engage in certain merger, consolidation or asset sale transactions. Any equity or debt financing may contain terms that are not favorable to the Company or its stockholders. If the Company is unable to raise additional funds when needed, it may be required to delay, reduce or terminate some or all of its development programs and clinical trials. The Company may also be required to sell or license to other parties’ rights to develop or commercialize its drug candidates that it would prefer to retain. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern. The Company expects to continue to incur expenses and operating losses at least for the foreseeable future.